Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Disclosure of investments accounted for using the equity method	The following table summarizes Investments accounted for using the equity method:

	At December 31,
(€ million)	2025	2024
Joint ventures	5,229	7,037
Associates	2,026	2,015
Other	21	48
Total Investments accounted for using the equity method	7,276	9,100

Disclosure of interests in associates and joint arrangements	The Company's ownership percentages and the carrying value of investments in joint ventures and associates accounted for under the equity method were as follows:

	Ownership percentage		Investment balance
	At December 31,		At December 31,
	2025	2024	2025	2024
	(Ownership percentage)		(€ million)
Finance companies in partnership with Group Santander Consumer Finance (“SCF”)	50.0%	50.0%	2,098	2,016
Finance companies in partnership with BNPP PF	50.0%	50.0%	1,084	1,086
Tofas-Turk Otomobil Fabrikasi A.S. (“Tofas”)	37.9%	37.9%	1,042	1,101
NextStar Energy Inc(1,2)	49.0%	49.0%	—	897
StarPlus Energy LLC (“StarPlus”)	49.0%	49.0%	703	763
ACC(2)	45.9%	45.0%	—	429
Leasys SAS	50.0%	50.0%	207	424
Symbio(1)(2)	33.3%	33.3%	—	197
Others			95	124
Total joint ventures			5,229	7,037

Zhejiang Leapmotor Technology Co., Ltd. (“Leapmotor”)	20.0%	21.3%	1,274	1,349
Archer Aviation Inc (“Archer”)	8.0%	16.0%	218	206
Nordex S.A.	49.9%	49.9%	137	148
360 Energy S.A.	49.5%	49.5%	103	113
Comau Group S.p.A.	49.9%	49.9%	109	124
STM Financial, S.A.P.I. de C.V.(1)	23.4%	—%	86	—
Others			99	75
Total associates			2,026	2,015
Total joint ventures and associates			7,255	9,052
(1) Refer to Note 3, Scope of consolidation for additional information
(2) Refer to Note 2, Basis of preparation for additional information

Summary of financial information related to FCA Bank and the finance companies in partnership with Santander Consumer Finance	The following tables provide summarized financial information relating to joint ventures with SCF which are deemed to be material:

(€ million)	At December 31,
	2025	2024
Financial assets	37,882	35,788
Of which: Cash and cash equivalents	1,920	3,201
Other assets	1,632	1,554
Financial liabilities	32,217	30,235
Other liabilities	3,109	3,076
Total Equity	4,188	4,033

Carrying amount of interest
Company’s share of net assets	2,098	2,016
Carrying amount of interest	2,098	2,016

	Years ended December 31,
(€ million)	2025	2024	2023
Interest and similar income	3,235	3,382	3,303
Interest and similar expenses	(1,972)	(2,234)	(2,084)
Income tax expense	(200)	(193)	(239)
Profit from continuing operations	456	457	628
Net profit	456	457	628

Net profit attributable to owners of the parent (A)	228	229	314
Other comprehensive income/(loss) attributable to owners of the parent (B)	2	27	3
Total Comprehensive income attributable to owners of the parent (A+B)	230	256	317
Company’s share of net profit	228	229	314

Summary of shares profits/loss of equity method investees	The Company's proportionate share of the earnings of its joint ventures, associates and interests in unconsolidated subsidiaries accounted for using the equity method is included within Share of the profit/(loss) of equity method investees in the Consolidated Income Statement, and is summarized below by type of equity method investment.

	Years ended December 31,
(€ million)	2025	2024	2023
Joint ventures	(1,179)	118	547
Associates	(95)	(137)	(50)
Other	3	(14)	(6)
Total Share of the profit/(loss) of equity method investees	(1,271)	(33)	491

Disclosure of interests in joint ventures	The aggregate amounts recognized for the Company’s share in all individually immaterial joint ventures and associates accounted for using the equity method were as follows:

	Years ended December 31,
(€ million)	2025	2024	2023
Joint ventures:
Profit/(loss) from continuing operations	(1,407)	(111)	233
Net profit/(loss)	(1,407)	(111)	233
Other comprehensive income/(loss)	(278)	(177)	(265)
Total Other comprehensive income/(loss)	(1,685)	(288)	(32)

Associates:
Profit/(loss) from continuing operations	(95)	(137)	(50)
Net profit/(loss)	(95)	(137)	(50)
Other comprehensive income /(loss)	(37)	27	(11)
Total Other comprehensive income/(loss)	(132)	(110)	(61)

Disclosure of interests in associates	The aggregate amounts recognized for the Company’s share in all individually immaterial joint ventures and associates accounted for using the equity method were as follows:

	Years ended December 31,
(€ million)	2025	2024	2023
Joint ventures:
Profit/(loss) from continuing operations	(1,407)	(111)	233
Net profit/(loss)	(1,407)	(111)	233
Other comprehensive income/(loss)	(278)	(177)	(265)
Total Other comprehensive income/(loss)	(1,685)	(288)	(32)

Associates:
Profit/(loss) from continuing operations	(95)	(137)	(50)
Net profit/(loss)	(95)	(137)	(50)
Other comprehensive income /(loss)	(37)	27	(11)
Total Other comprehensive income/(loss)	(132)	(110)	(61)